Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

We have adopted an Equity Awards Grant Policy, which establishes the process by which we grant incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock units, restricted stock awards, performance-based equity awards and dividend equivalent rights (collectively “Equity Awards”) to an officer or employee of the Company pursuant to the provisions of our 2022 Plan or any other equity compensation plan of the Company that the Board determines to be subject to such policy (collectively, with the 2022 Plan, the “Plans”). Although the Plans may permit the granting of Equity Awards at any time, the Company will generally grant Equity Awards on a regularly scheduled basis. Grants of Equity Awards made in conjunction with the hiring of a new employee or the promotion of an existing employee will be made, if at all, on a monthly basis and become effective on the 15th day of the month following the date on which the employee’s employment begins or promotion occurs.

Grants of Equity Awards to existing employees (other than in connection with a promotion) will generally be made, if at all, on an annual basis. It is the intention of the Board and the Compensation Committee to consider and approve any such grants requiring Board or Compensation Committee approval at a meeting of the Board or Compensation Committee, which meeting will be established in advance with notice to the Board or the Compensation Committee, as appropriate. Any such annual grant will be effective upon the date set by the Board or the Compensation Committee, as appropriate, which date shall generally be no later than seven (7) calendar days from the date such grant is approved by the Board, the Compensation Committee or its delegate, or such later date specified in such approval. The Company’s current practice is to grant annual awards to employees at generally the same time each calendar year.

With the exception of grants awarded upon their appointment to the Board, grants of Equity Awards to the Company’s non-employee directors occur annually on the date of the Corporation’s annual meeting of shareholders.

Notwithstanding the foregoing, the Compensation Committee or the Board may approve an Equity Award grant or modification by unanimous consent in writing or by electronic transmission. Any such consent in writing or by electronic transmission will be effective as of the latest date it is signed or transmitted, respectively, and, therefore, the effective date of grant or modification may not be prior to such latest date.

The Compensation Committee and the Board do not take into account material non-public information when determining the timing or terms of Equity Awards and it is the Company’s policy to not purposely accelerate or delay the public release of material non-public information in consideration of a pending Equity Award in order to allow the grantee to benefit from a more favorable stock price. During fiscal year 2025, the Company did not grant Equity Awards to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	Although the Plans may permit the granting of Equity Awards at any time, the Company will generally grant Equity Awards on a regularly scheduled basis. Grants of Equity Awards made in conjunction with the hiring of a new employee or the promotion of an existing employee will be made, if at all, on a monthly basis and become effective on the 15th day of the month following the date on which the employee’s employment begins or promotion occurs.

Grants of Equity Awards to existing employees (other than in connection with a promotion) will generally be made, if at all, on an annual basis. It is the intention of the Board and the Compensation Committee to consider and approve any such grants requiring Board or Compensation Committee approval at a meeting of the Board or Compensation Committee, which meeting will be established in advance with notice to the Board or the Compensation Committee, as appropriate. Any such annual grant will be effective upon the date set by the Board or the Compensation Committee, as appropriate, which date shall generally be no later than seven (7) calendar days from the date such grant is approved by the Board, the Compensation Committee or its delegate, or such later date specified in such approval. The Company’s current practice is to grant annual awards to employees at generally the same time each calendar year.

With the exception of grants awarded upon their appointment to the Board, grants of Equity Awards to the Company’s non-employee directors occur annually on the date of the Corporation’s annual meeting of shareholders.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not take into account material non-public information when determining the timing or terms of Equity Awards and it is the Company’s policy to not purposely accelerate or delay the public release of material non-public information in consideration of a pending Equity Award in order to allow the grantee to benefit from a more favorable stock price. During fiscal year 2025, the Company did not grant Equity Awards to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.
MNPI Disclosure Timed for Compensation Value	false